Average Annual Total Returns{- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund K PRO-09 - Fidelity® Puritan® Fund	Fidelity Puritan Fund-Class K Return Before Taxes Past 1 year	Fidelity Puritan Fund-Class K Return Before Taxes Past 5 years	Fidelity Puritan Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1298 Past 1 year	F1298 Past 5 years	F1298 Past 10 years
Total	20.68%	11.92%	10.61%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%